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 Phoenix Life Variable Universal Life
 Account                                PHLVIC Variable Universal Life Account
 Phoenix Benefit Choice VUL/SM/         Phoenix Benefit Choice VUL/SM/
 Phoenix Joint Edge(R) VUL              Phoenix Joint Edge(R) VUL

                          Supplement to Prospectuses

This supplement should be read with the currently effective prospectuses for the above variable universal life products.

 1.The names of the following trust and investment option have changed.
   Accordingly, the names shown in the list of investment options or trusts containing investment options on the first page of your prospectus are revised as follows:

---------------------------------------------------------------------------------

                 Old Name                                 New Name
---------------------------------------------------------------------------------
DWS Scudder Investments VIT Funds - Class A  DWS Investments VIT Funds - Class A
---------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Phoenix Small-Cap Growth Series
---------------------------------------------------------------------------------

 2.The "Total Annual Fund Operating Expenses" chart in the "Fee Tables" section of your prospectus is deleted and replaced with the following:

                     Total Annual Fund Operating Expenses

                                                     Minimum Maximum
                                                     ------- -------
               Gross Annual Fund Operating Expense    0.31%   1.89%
               Net Annual Fund Operating Expenses     0.28%   1.73%

--------
/1/Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

 3.Effective September 15, 2008, the subadvisors to Phoenix Small-Cap Growth
   Series (formerly Phoenix-Alger Small-Cap Growth Series) and Phoenix Capital Growth Series are changed. Accordingly, the following changes are made to the "Appendix A - Investment Options" section of the prospectus:

.. The following portions of the "Appendix A - Investment Options" section of your prospectus are deleted:

----------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series  Long-term capital growth

----------------------------------------------------------------------------------------
Phoenix Capital Growth Series          Intermediate and long-term capital appreciation
                                       with income as a secondary consideration
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series  Phoenix Variable Advisors, Inc.
                                       Subadvisor: Fred Alger Management, Inc.
--------------------------------------------------------------------------------------
Phoenix Capital Growth Series          Phoenix Variable Advisors, Inc.
                                       Subadvisor: Harris Investment Management, Inc.
--------------------------------------------------------------------------------------

.. The following disclosure is added to the "Appendix A - Investment Options" section of your prospectus:

--------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series    Intermediate and long-term capital appreciation  Phoenix Variable Advisors, Inc.
                                 with income as a secondary consideration         Subadvisor: Neuberger Berman Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series  Long-term capital growth                         Phoenix Variable Advisors, Inc.
                                                                                  Subadvisor: Neuberger Berman Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------

Date: September 16, 2008  Keep this supplement for future reference.

 TF1023                                                                    1